Document and Entity Information	Aug. 24, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 24, 2021
Entity Registrant Name	SmartRent, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39991
Entity Tax Identification Number	85-4218526
Entity Address, Address Line One	18835 N Thompson Peak Parkway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Scottsdale
Entity Address State Or Province	AZ
Entity Address, Postal Zip Code	85255
City Area Code	844
Local Phone Number	479-1555
Entity Information, Former Legal or Registered Name	Fifth Wall Acquisition Corp. I
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	SMRT
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001837014
Amendment Flag	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	600 Center Drive
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	Los Angeles
Entity Address State Or Province	CA
Entity Address, Postal Zip Code	90045